Annual Total Returns[BarChart] - VictoryShares Developed Enhanced Volatility Wtd ETF - VictoryShares Developed Enhanced Volatility Wtd ETF	2015	2016	2017	2018	2019
Total	(6.64%)	(8.04%)	25.68%	(9.45%)	12.00%